United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4539

                      (Investment Company Act File Number)


                    Federated Adjustable Rate Securities Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/05


                 Date of Reporting Period: Quarter ended 5/31/05







Item 1.           Schedule of Investments

Federated Adjustable Rate Securities Fund
Portfolio of Investments
May 31, 2005 (unaudited)
    Principal
    Amount                                                                                                      Value
                        Adjustable Rate Mortgages--74.0%
                        Federal Home Loan Mortgage Corp. ARM---24.0%
 $  2,309,654           3.228%, 6/1/2032                                                               $      2,358,544
    575,846             3.516%, 3/1/2030                                                                       587,183
    468,234             3.908%, 1/1/2023                                                                       472,223
    3,428,296           3.960%, 2/1/2029                                                                      3,493,243
    5,550,777           3.973%, 9/1/2028                                                                      5,669,889
    3,426,130           4.009%, 2/1/2031                                                                      3,526,534
    5,769,239           4.085%, 7/1/2030                                                                      5,943,946
    3,097,241           4.193%, 4/1/2029                                                                      3,172,648
    460,594             4.215%, 9/1/2020                                                                       470,765
    2,583,711           4.220%, 7/1/2030                                                                      2,654,227
    2,058,274           4.229%, 9/1/2030                                                                      2,125,858
    9,199,202           4.289%, 7/1/2021                                                                      9,433,649
    2,595,565           4.322%, 2/1/2022                                                                      2,666,846
    4,927,600           4.363%, 4/1/2029                                                                      5,065,205
    4,590,682           4.418%, 7/1/2027                                                                      4,765,700
    583,210             4.432%, 7/1/2026                                                                       599,521
    759,617             4.460%, 9/1/2032                                                                       780,686
    2,043,471           4.602%, 4/1/2027                                                                      2,088,933
                        Total                                                                                55,875,600
                        Federal National Mortgage Association ARM--47.3%
    2,755,452           3.391%, 6/1/2033                                                                      2,744,831
    709,337             3.395%, 1/1/2020                                                                       714,595
    1,962,421           3.567%, 5/1/2018                                                                      1,967,628
    12,286,842          3.747%, 5/1/2040 - 9/1/2040                                                          12,446,276
    751,870             3.817%, 10/1/2034                                                                      751,970
    2,587,254           3.915%, 7/1/2034                                                                      2,579,581
    5,617,582           3.987%, 12/1/2034                                                                     5,621,484
    4,873,624           4.023%, 8/1/2034                                                                      4,882,877
    5,302,494           4.061%, 5/1/2027                                                                      5,399,855
    681,415             4.095%, 10/1/2033                                                                      696,135
    7,047,491           4.109%, 9/1/2028                                                                      7,110,654
    1,214,930           4.114%, 1/1/2035                                                                      1,217,956
    2,216,651           4.147%, 5/1/2036                                                                      2,234,549
    1,533,077           4.195%, 2/1/2021                                                                      1,576,997
    5,562,924           4.242%, 1/1/2032                                                                      5,722,649
    1,519,688           4.260%, 5/1/2036                                                                      1,531,754
    1,582,094           4.309%, 9/1/2021                                                                      1,624,660
    3,132,997           4.333%, 4/1/2030                                                                      3,250,132
    627,734             4.392%, 2/1/2020                                                                       641,549
    3,054,010           4.431%, 1/1/2026                                                                      3,166,039
    966,094             4.458%, 10/1/2016                                                                      996,905
    2,971,355           4.481%, 2/1/2033                                                                      3,031,763
    879,650             4.497%, 2/1/2019                                                                       907,443
    1,070,061           4.501%, 11/1/2027                                                                     1,095,809
    2,250,317           4.573%, 11/1/2019                                                                     2,328,733
    12,391,237          4.588%, 5/1/2027                                                                     12,670,789
    3,261,127           4.615%, 2/1/2025                                                                      3,357,495
    1,037,520           4.663%, 9/1/2018                                                                      1,071,581
    13,205,101          4.669%, 12/1/2032                                                                    13,598,026
    2,054,040           4.709%, 5/1/2018 - 7/1/2027                                                           2,107,343
    291,282             4.726%, 3/1/2029                                                                       298,230
    2,784,292           4.734%, 10/1/2025                                                                     2,890,442
    455,133             6.431%, 10/1/2028                                                                      463,767
                        Total                                                                                110,700,497
                        Government National Mortgage Association ARM--2.7%
    633,054             3.375%, 5/20/2029                                                                      640,850
    1,166,557           3.750%, 7/20/2023 - 9/20/2023                                                         1,184,683
    940,421             4.125%, 11/20/2023 - 10/20/2029                                                        954,862
    292,816             4.250%, 1/20/2030                                                                      296,190
    3,166,192           4.375%, 1/20/2022 - 3/20/2023                                                         3,213,153
                        Total                                                                                 6,289,738
                        Total Adjustable Rate Mortgages (identified cost $173,277,327)                       172,865,835
                        Collateralized Mortgage Obligations--20.1%
                        Federal Home Loan Mortgage Corp. REMIC-5.2%
    1,939,197           REMIC 2292 KF, 3.340%, 7/25/2022                                                      1,942,542
    6,044,047           REMIC 2625 FJ, 3.390%, 7/15/2017                                                      6,068,497
    938,348             REMIC 2396 FM, 3.540%, 12/15/2031                                                      943,768
    1,051,090           REMIC 2585 FD, 3.590%, 12/15/2032                                                     1,059,634
    1,145,189           REMIC 2451 FB, 3.640%, 3/15/2032                                                      1,153,077
    924,171             REMIC 2396 FL, 3.690%, 12/15/2031                                                      932,976
                        Total                                                                                12,100,494
                        Federal National Mortgage Association REMIC--8.4%
    869,887             REMIC 2002-58 LF, 3.490%, 1/25/2029                                                    872,164
    557,775             REMIC 2002-50 FH, 3.490%, 12/25/2029                                                   558,767
    1,162,831           REMIC 2003-23 CF, 3.490%, 5/25/2031                                                   1,168,997
    3,009,873           REMIC 2001-46 F, 3.490%, 9/18/2031                                                    3,018,343
    986,783             REMIC 2003-21 FK, 3.490%, 3/25/2033                                                    993,748
    3,483,806           REMIC 1995-17 B, 3.526%, 2/25/2025                                                    3,553,376
    2,355,230           REMIC 2002-82 FK, 3.540%, 10/25/2031                                                  2,365,498
    4,719,856           REMIC 2002-52 FG, 3.590%, 9/25/2032                                                   4,768,462
    1,192,311           REMIC 2003-24 FA, 3.590%, 4/25/2033                                                   1,202,168
    1,135,479           REMIC 2002-41 F, 3.640%, 7/25/2032                                                    1,147,690
                        Total                                                                                19,649,213
                        Government National Mortgage Association REMIC--1.0%
    950,962             REMIC 2001-21 FB, 3.490%, 1/16/2027                                                    954,447
    1,493,226           REMIC 1999-43 FA, 3.540%, 11/16/2029                                                  1,500,692
                        Total                                                                                 2,455,139
                        Non-Agency Mortgage--5.5%
    2,074,806           Bank of America Mortgage Securities 2003-2, Class 2A1, 3.590%, 4/25/2018              2,074,695
    2,726,506           Countrywide Home Loans 2003-15, Class 1A1, 3.590%, 6/25/2018                          2,726,506
    5,404,731           Master Asset Securitization Trust 2003-8, Class 3A2, 3.490%, 9/25/2033                5,404,731
    2,589,585           Residential Asset Securitization Trust 2003-A1, Class A2, 3.590%,
                        3/25/2033                                                                             2,593,138
                        Total                                                                                12,799,070
                        Total Collateralized Mortgage Obligations (identified cost $46,828,406)              47,003,916
                        Mortgage Backed Securities--2.9%
    2,493,771           Federal Home Loan Mortgage Corp., 6.000%, 12/1/2034                                   2,563,908
    1,874,040           Federal National Mortgage Association, 5.000%, 11/1/2019                              1,896,587
    2,251,276           Federal National Mortgage Association, 5.500%, 5/1/2018                               2,315,033
    11,271              Federal National Mortgage Association, 12.000%, 3/1/2013                               13,279
    113,400             Government National Mortgage Association, 8.500%, 1/15/2030                            123,278
                        Total Mortgage Backed Securities (identified cost $6,904,438)                         6,912,085
                        Repurchase Agreement--2.2%
    5,064,000           Interest in $3,070,000,000 joint repurchase agreement with Barclays
                        Capital, Inc., 3.080%, dated 5/31/2005 to be repurchased at $5,064,433 on
                        6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678
                        (AT AMORTIZED COST)                                                                   5,064,000
                        Total Investments--99.2% (identified cost $232,074,171)(1)                            231,845,836
                        other assets and liabilities---net--0.8%                                               2,157,062
                        total net assets--100%                                                          $     234,002,898

1 At May 31, 2005, the cost of investments for federal tax purposes was $232,074,171. The net unrealized depreciation of investment for federal tax purposes was $228,335. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $443,476 and net unrealized depreciation from investments for those securities having an excess of cost over value of $ 671,811.


Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005. Investment Valuation Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security.
U.S. government and agency securities and other fixed income and asset backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of
Trustees.
The following acronyms are used throughout this portfolio:
ARM               --Adjustable Rate Mortgage
REMIC             --Real Estate Mortgage Investment Conduit






Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Adjustable Rate Securities Fund

By                /S/Richard J. Thomas
                   Richard J. Thomas, Principal Financial Officer


Date              July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              July 15, 2005


By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              July 15, 2005